MARKETABLE SECURITIES (Schedule of Investments, by Contractual Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized cost
Matures up to one year		$ 94
Matures after one year through five years		34
Matures after five years		8
Total		136
Fair market value
Matures up to one year		94
Matures after one year through five years		34
Matures after five years		8
Total		$ 136